Securities (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Effect of changes in exchange rates (OCI)	$ (32,258)	$ (8,329)	$ (829)
F V T O C I [Member]
IfrsStatementLineItems [Line Items]
Loss allowance of financial assets at FVTOCI at beginning of year	1,869
Net increase of loss allowance	25,445
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	25,445
Effect of changes in exchange rates (OCI)	(1,538)
Loss allowance of financial assets at FVTOCI at end of the year	25,776	1,869
Stage 1 [Member] | F V T O C I [Member]
IfrsStatementLineItems [Line Items]
Loss allowance of financial assets at FVTOCI at beginning of year	1,869
Net increase of loss allowance	(541)
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(541)
Effect of changes in exchange rates (OCI)	(4)
Loss allowance of financial assets at FVTOCI at end of the year	1,324	1,869
Stage 2 [Member] | F V T O C I [Member]
IfrsStatementLineItems [Line Items]
Loss allowance of financial assets at FVTOCI at beginning of year
Net increase of loss allowance
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage
Effect of changes in exchange rates (OCI)
Loss allowance of financial assets at FVTOCI at end of the year
Stage 3 [Member] | F V T O C I [Member]
IfrsStatementLineItems [Line Items]
Loss allowance of financial assets at FVTOCI at beginning of year
Net increase of loss allowance	25,986
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	25,986
Effect of changes in exchange rates (OCI)	(1,534)
Loss allowance of financial assets at FVTOCI at end of the year	$ 24,452